LONG-TERM LOAN - Maturities of Long term debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM LOAN
2026	$ 2,637,036
Long-term borrowings	8,723,290
Less: Long-term portions	(6,086,254)	$ (3,442,526)
Long-term loan - current portion	2,637,036	867,772
Financial liabilities
LONG-TERM LOAN
2026	1,989,320
2027	101,999
Total future loan payments	2,091,319
Less: Financial liabilities imputed interest	(81,879)
Long-term borrowings	2,009,440	1,570,298
Less: Long-term portions	(101,704)	(702,526)
Long-term loan - current portion	1,907,736	867,772
Bank borrowings
LONG-TERM LOAN
2026	729,300
2027	4,983,550
2028	1,001,000
Long-term borrowings	6,713,850	$ 2,740,000
Less: Long-term portions	(5,984,550)
Long-term loan - current portion	$ 729,300